Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2014	Feb. 27, 2015	Jun. 28, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	ANADIGICS INC
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		87,052,117
Entity Public Float			$ 71,000,000
Amendment Flag	false
Entity Central Index Key	0000940332
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY